Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other expense by nature [Abstract]
Turnover tax	$ 203,493,961	$ 127,248,778	$ 103,330,661
Provisions for legal and administrative proceedings	15,905,318	12,102,734	1,476,764
Loss on initial recognition of loans bearing below market interest rate	11,671,162	13,100,574	11,940,628
Contributions to the Deposits Guarantee Fund (Note 43)	5,728,161	6,330,105	6,830,968
Expected credit losses on financial guarantee and loan commitments	4,849,781	6,367,666	4,305,070
Damage claims	2,544,611	4,604,462	1,900,080
Loss from sale or impairment of investment properties and other non-financial assets	238,314	37,562	236,113
Provisions for reorganization	0	7,391,880	13,737,124
Other operating expenses	18,173,651	15,017,822	20,616,759
TOTAL	$ 262,604,959	$ 192,201,583	$ 164,374,167